LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Assets and Liabilities, Lessee

The table below presents the lease related assets and liabilities recorded on the Company’s Condensed Consolidated Balance Sheets for the periods presented:

(in millions)	Classification on the Balance Sheet	June 30, 2020	December 31, 2019
Assets
Operating lease assets - third party	Lease right of use assets - third party	$407.4	$306.1
Operating lease assets - affiliate	Lease right of use assets - affiliate	611.7	650.3
Finance lease assets	Lease right of use assets - third party	81.3	24.2

Total lease right of use assets		$1,100.4	$980.6

Liabilities
Current liabilities:
Operating lease liabilities - third party	Current operating lease liabilities - third party	$148.5	$72.0
Operating lease liabilities - affiliate	Current operating lease liabilities - affiliate	82.2	79.2
Finance lease liabilities - third party	Accrued expenses	12.8	6.5
Noncurrent liabilities:
Operating lease liabilities - third party	Long-term operating lease liabilities - third party	257.2	232.9
Operating lease liabilities - affiliate	Long-term operating lease liabilities - affiliate	529.4	571.1
Finance lease liabilities - third party	Long-term financing lease liabilities - third party	70.0	18.4

Total lease liabilities		$1,100.1	$980.1

The table below presents the lease related assets and liabilities recorded on the Company’s Consolidated Balance Sheets as of December 31, 2019:

(in millions)	Classification on the Balance Sheet	December 31, 2019
Assets
Operating lease assets - third party	Operating lease right of use assets - third party	$306.1
Operating lease assets - affiliate	Operating lease right of use assets - affiliate	650.3
Finance lease assets	Deferred charges and other assets, net	24.2

Total lease right of use assets		$980.6

Liabilities
Current liabilities:
Operating lease liabilities - third party	Current operating lease liabilities - third party	$72.0
Operating lease liabilities - affiliate	Current operating lease liabilities - affiliate	79.2
Finance lease liabilities - third party	Accrued expenses	6.5
Noncurrent liabilities:
Operating lease liabilities - third party	Long-term operating lease liabilities - third party	232.9
Operating lease liabilities - affiliate	Long-term operating lease liabilities - affiliate	571.1
Finance lease liabilities - third party	Other long-term liabilities	18.4

Total lease liabilities		$980.1

Lease, Cost

The table below provides certain information related to costs for the Company’s leases for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
Lease Costs (in millions)	2020	2019	2020	2019
Components of total lease costs:
Finance lease cost
Amortization of lease right of use assets	$3.6	$0.4	$6.5	$0.4
Interest on lease liabilities	1.1	0.2	2.0	0.2
Operating lease cost	74.2	62.9	134.7	116.2
Short-term lease cost	26.6	25.1	48.6	48.4
Variable lease cost	8.2	4.1	18.8	14.2

Total lease costs	$113.7	$92.7	$210.6	$179.4

The table below presents certain information related to costs for the Company’s leases for the year ended December 31, 2019:

Lease Costs (in millions)	Year Ended December 31, 2019
Components of total lease costs:
Finance lease costs
Amortization of lease right of use assets	$2.0
Interest on lease liabilities	0.8
Operating lease costs	239.6
Short-term lease costs	89.2
Variable lease costs	31.6

Total lease costs	$363.2

Supplemental Cash Flow and Other Information

The table below provides supplemental cash flow information related to leases for the periods presented (in millions):

	Six Months Ended June 30,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$135.2	$108.4
Operating cash flows for finance leases	2.0	0.2
Financing cash flows for finance leases	5.7	0.2
Supplemental non-cash amounts of lease liabilities arising from obtaining right of use assets	224.3	160.1

Lease Term and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and weighted average discount rate for the Company’s leases as of June 30, 2020:

Weighted average remaining lease term - operating leases	7.8 years
Weighted average remaining lease term - finance leases	7.6 years
Weighted average discount rate - operating leases	7.5%
Weighted average discount rate - finance leases	5.3%

The table below presents supplemental cash flow information related to leases for the year ended December 31, 2019 (in millions):

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$241.1
Operating cash flows for finance leases	0.8
Financing cash flows for finance leases	1.4
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets	340.2

Lease Term and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and weighted average discount rate for the Company’s leases as of December 31, 2019:

Weighted average remaining lease term - operating leases	8.8 years
Weighted average remaining lease term - finance leases	6.1 years
Weighted average discount rate - operating leases	7.95%
Weighted average discount rate - finance leases	5.98%

Lessee, Operating Lease, Liability, Maturity

The table below reconciles the fixed component of the undiscounted cash flows for each of the periods presented to the lease liabilities recorded on the Condensed Consolidated Balance Sheets as of June 30, 2020:

Amounts due within twelve months of June 30, (in millions)	Finance Leases	Operating Leases
2020	$16.8	$299.0
2021	13.9	210.7
2022	11.1	173.3
2023	11.1	159.4
2024	11.1	142.5
Thereafter	37.0	396.6

Total minimum lease payments	101.0	1,381.5
Less: effect of discounting	18.2	364.2

Present value of future minimum lease payments	82.8	1,017.3
Less: current obligations under leases	12.8	230.7

Long-term lease obligations	$70.0	$786.6

The table below reconciles the fixed component of the undiscounted cash flows for each of the periods presented to the lease liabilities recorded on the Consolidated Balance Sheets as of December 31, 2019:

Amounts due in the year ended December 31, (in millions)	Finance Leases	Operating Leases
2020	$7.8	$222.4
2021	7.8	188.3
2022	2.0	168.9
2023	2.0	159.2
2024	2.0	159.6
Thereafter	8.8	449.9

Total minimum lease payments	30.4	1,348.3
Less: effect of discounting	5.5	393.1

Present value of future minimum lease payments	24.9	955.2
Less: current obligations under leases	6.5	151.2

Long-term lease obligations	$18.4	$804.0